Revenue - Revenue By Geographic Location (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended			11 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue [Line Items]
Total revenues	$ 5,171	$ 63,846	$ 16,651	$ 16,651	$ 40,785	$ 19,013
U.S.
Revenue [Line Items]
Total revenues	5,004	61,838		15,856	38,774	18,795
Luxembourg
Revenue [Line Items]
Total revenues	51	1,915		$ 795	1,535	$ 218
Germany
Revenue [Line Items]
Total revenues		17			46
Japan
Revenue [Line Items]
Total revenues	10				62
South Korea
Revenue [Line Items]
Total revenues	32	$ 76			147
Poland
Revenue [Line Items]
Total revenues	$ 74				$ 169